UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


For the monthly distribution period from August 2, 2008 to September 1, 2008


Commission File Number of issuing entity: 333-140962-34


                Alternative Loan Trust Resecuritization 2008-2R
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-140962

                                   CWALT, INC.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                       Credit Suisse Securities (USA) LLC
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   87-0698307
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

4500 Park Granada
Calabasas, California                                           91302
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (818) 225-3000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
Title of class                                                (if Section 12(b))
     1-A-1           [   ]           [   ]           [ x ]
     1-A-2           [   ]           [   ]           [ x ]
     2-A-1           [   ]           [   ]           [ x ]
     2-A-2           [   ]           [   ]           [ x ]
     3-A-1           [   ]           [   ]           [ x ]
     3-A-2           [   ]           [   ]           [ x ]
     4-A-1           [   ]           [   ]           [ x ]
     4-A-2           [   ]           [   ]           [ x ]
     5-A-1           [   ]           [   ]           [ x ]
     5-A-2           [   ]           [   ]           [ x ]
     A-R             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

     The description of the distribution and pool performance for the distribution period from August 2, 2008 to September 1, 2008 is provided below and in the Monthly Statement attached as Exhibit 99.1 to this Form 10-D.

     Distributions were made by the Trustee (on behalf of the issuing entity) to Certificateholders pursuant to the Trust Agreement dated March 25, 2008, filed with the Commission. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Certificateholders attached here to as Exhibit 99.1) are used as defined in the Trust Agreement.

    See the Trust Agreement, and the Prospectus Supplement dated April 16, 2008, filed with the Commission on April 22, 2008 and April 29, 2008, pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information in the Monthly Statement.


PART II - OTHER INFORMATION

Item 2. Legal Proceedings.


     Certain state and local government officials have filed proceedings against Countrywide Financial Corporation, Countrywide Home Loans, Inc. ("Countrywide") and Countrywide Home Loans Servicing LP ("Countrywide Servicing"), including, among others, lawsuits brought by the state attorneys general of California, Connecticut, Florida, Illinois, Indiana and West Virginia. The lawsuits allege, among other things, that Countrywide Financial Corporation, Countrywide and Countrywide Servicing violated state consumer protection laws by engaging in deceptive marketing practices designed to increase the volume of loans they originated and then sold into the secondary market and (according to certain of the complaints) by improperly servicing loans. The lawsuits seek various remedies, including among other things restitution, other monetary relief, penalties and rescission or reformation of mortgage loans made to consumers. In addition, the Director of the Washington State Department of Financial Institutions has commenced an administrative proceeding against Countrywide alleging, among other things, that Countrywide did not provide borrowers with certain required disclosures and that the loan products made available to Washington borrowers of protected races or ethnicities were less favorable than those made available to other similarly situated borrowers. While the outcome of these proceedings is unknown, the relief sought by the government officials in one or more of the matters could, if granted, result in delays in the foreclosure process, reduced payments by borrowers, modification of the original terms of the Countrywide mortgage loans, permanent forgiveness of all or a portion of the amounts owing in respect of the related Countrywide mortgage loans and/or increased reimbursable servicing expenses, which could result in delays and reductions in distributions to be made to certificateholders.

Item 3. Sales of Securities and Use of Proceeds.

        None.

Item 4. Defaults Upon Senior Securities.

        None.

Item 5. Submission of Matters to a Vote of Security Holders.

        None.

Item 6. Significant Obligors of Pool Assets.

        See the monthly reports provided in Exhibits 99.2, 99.3, 99.4, 99.5, and 99.6, respectively, for the Underlying Issuing Entities, Alternative Loan Trust 2006-39CB File Number 333-131630-72, Alternative Loan Trust 2007-3T1 File Number 333-131630-87, Alternative Loan Trust 2007-19 File Number 333-140962-13, Alternative Loan
        Trust 2007-16CB File Number 333-140962-14 and Alternative Loan
        Trust 2006-7CB File Number 333-131630-09, attached hereto.

Item 7. Significant Enhancement Provider Information.

        None.

Item 8. Other Information.

        None.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        (99.1) Monthly Statement furnished to Certificateholders of Alternative
               Loan Trust Resecuritization 2008-2R, relating to the
               September 25, 2008 distribution

        (99.2) Monthly Statement furnished to Certificateholders of Alternative
               Loan Trust 2006-39CB, relating to the September 25, 2008 distribution

        (99.3) Monthly Statement furnished to Certificateholders of Alternative
               Loan Trust 2007-3T1, relating to the September 25, 2008 distribution

        (99.4) Monthly Statement furnished to Certificateholders of Alternative
               Loan Trust 2007-19, relating to the September 25, 2008 distribution

        (99.5) Monthly Statement furnished to Certificateholders of Alternative
               Loan Trust 2007-16CB, relating to the September 25, 2008 distribution

        (99.6) Monthly Statement furnished to Certificateholders of Alternative
               Loan Trust 2006-7CB, relating to the September 25, 2008 distribution

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWALT, INC.
                           (Depositor)

                    By:    /s/ Darren Bigby
                           ------------------------
                           Darren Bigby
                 Title:    Executive Vice President

                 Dated:    October 1, 2008



EXHIBIT INDEX

Exhibit
Number      Description

EX-99.1     Monthly Statement furnished to Certificateholders of
            Alternative Loan Trust Resecuritization 2008-2R, relating to the September 25, 2008 distribution

EX-99.2     Monthly Statement furnished to Certificateholders of
            Alternative Loan Trust 2006-39CB, relating to the
            September 25, 2008 distribution

EX-99.3     Monthly Statement furnished to Certificateholders of
            Alternative Loan Trust 2007-3T1, relating to the
            September 25, 2008 distribution

EX-99.4     Monthly Statement furnished to Certificateholders of
            Alternative Loan Trust 2007-19, relating to the
            September 25, 2008 distribution

EX-99.5     Monthly Statement furnished to Certificateholders of
            Alternative Loan Trust 2007-16CB, relating to the
            September 25, 2008 distribution

EX-99.6     Monthly Statement furnished to Certificateholders of
            Alternative Loan Trust 2006-7CB, relating to the
            September 25, 2008 distribution